Net Income and Other Comprehensive Income (Loss) - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis Of Income And Expense [Abstract]
Dividend income	$ 396	$ 13	$ 328	$ 391
Rental income	70		61	41
Income from Piping Fund	2		0	202
Others	232		447	438
Other income	$ 700	$ 23	$ 836	$ 1,072